Acquisitions	12 Months Ended
Dec. 31, 2021
Acquisitions
Acquisitions

3. Acquisitions

a. Gemini Shipholdings Corporation

Prior to July 1, 2021 the Company owned 49% of Gemini Shipholdings Corporation’s (“Gemini”) issued and outstanding share capital and accounted for its financial results under the equity method of accounting. On July 1, 2021, the Company exercised its option to acquire the remaining 51% equity interest in Gemini from Virage International Ltd. for $86.7 million, which was fully paid by November 1, 2021. Substantially all of the fair value of the gross assets acquired is concentrated in adjusted vessels value, and the Company therefore accounted for the acquisition of the five vessels of Gemini as an asset acquisition. The Company’s previously held equity interest in Gemini was remeasured to its fair value on July 1, 2021, the date the controlling interest was acquired and the resulting gain of $64.1 million was recognized in “Equity income on investments” in the Consolidated Statements of Income.

As of July 1, 2021, the Company fully consolidated the following vessel owning subsidiaries of Gemini:

Company	Vessel Name	Year Built	TEU
Averto Shipping S.A.	Suez Canal	2002	5,610
Sinoi Marine Ltd.	Kota Lima (ex Genoa)	2002	5,544
Kingsland International Shipping Limited	Catherine C	2001	6,422
Leo Shipping and Trading S.A.	Leo C	2002	6,422
Springer Shipping Co.	Belita	2006	8,533

3. Acquisitions (Continued)

The following table summarized the consideration exchanged and the fair value of assets acquired and liabilities assumed on July 1, 2021 (in thousands):

Purchase price:
Purchase price (51%)	$86,700
Fair value of previously held interest (49%)	83,300
Total purchase price	$170,000
Fair value of assets and liabilities acquired:
Vessels	154,500
Right-of-use assets	82,500
Cash, cash equivalents and restricted cash	14,388
Current assets	2,534
Assumed time charter liabilities	(36,001)
Long-term debt (including current portion)	(23,125)
Obligations under finance lease	(21,880)
Current liabilities	(2,916)
Fair value of net assets acquired	$170,000

A condensed summary of the income statement of Gemini presented on a 100% basis is as follows for the periods that the entity was accounted for under the equity method of accounting (in thousands):

	Six months ended	Year ended	Year ended
	June 30, 2021	December 31, 2020	December 31, 2019
Net operating revenues	$17,984	$31,844	$20,264
Net income	$8,091	$12,873	$3,268

The aggregate fair value of the assumed time charter liabilities was estimated at $36.0 million as determined at the acquisition date and is amortized under the straight line method over their estimated remaining charter duration. The weighted average remaining charter duration is 1.4 years at inception. The amortization of these assumed time charters amounted to $15.3 million for the period ended December 31, 2021 and is presented under “Operating revenues” in the Consolidated Statements of Income. The aggregate future amortization of the assumed time charters as of December 31, 2021 is as follows (in thousands):

Amortization for the periods ending:
December 31, 2022	$19,644
Until March 2023	1,017
Total	20,661
Less: Current portion	(19,644)
Total non-current portion	$1,017

The amount of $19.6 million is presented under current “Unearned revenue” and $1.0 million under “Unearned revenue, net of current portion” in the Consolidated Balance Sheet as of December 31, 2021.

3. Acquisitions (Continued)

b. Danaos Management Support Pte. Limited

On November 26, 2021, the Company acquired 100% of the issued and outstanding shares of Danaos Management Support Pte. Limited. (“DMS”), a company providing integrated web-enabled maritime software systems based in Singapore, for $2.1 million in cash payable on or before December 31, 2022, in order to establish the Company’s presence in Asia. The following table summarizes the consideration and the fair value of assets acquired and liabilities assumed on the acquisition date (in thousands):

Total purchase price	$2,136
Fair value of assets and liabilities acquired:
Cash and cash equivalents	1,834
Current assets	829
Current liabilities	(527)
Fair value of net assets acquired	$2,136

The pro forma results of the DMS business acquisition are not material to the Company’s Statements of Income.